Document and Entity Information	3 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	6-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenue
Mobile	$ 20,112	$ 38,024	$ 63,501	$ 123,216
Software	57,130	136,535	157,982	427,939
Software maintenance and consulting	257,335	309,310	810,078	906,175
Total revenue	334,577	483,869	1,031,561	1,457,330
Operating expenses
Cost of revenue	19,106	46,717	79,889	127,051
Selling, general and administrative	214,390	230,714	825,579	844,173
Research and development	167,700	130,983	445,100	466,080
Impairment of intangible assets	2,522	4,887	7,510	11,730
Total operating expenses	403,718	413,301	1,358,078	1,449,034
Income (loss) from operations	(69,141)	70,568	(326,517)	8,296
Other income (expense):
Gain on disposition of assets
Gain on settlement
Other income			(503)	(510)
Interest income , net	20,791	30,308	70,715	90,621
Total other income	20,791	30,308	70,212	90,111
Income (loss) before income taxes	(48,350)	100,876	(256,305)	98,407
Income tax benefit	$ 139,437	$ 110,728	$ 192,400	$ 189,522
Net income	$ 91,087	$ 211,604	$ (63,905)	$ 287,929
Basic and diluted income per share	$ 0.001	$ 0.002	$ 0	$ 0.002
Weighted average number of shares outstanding	135,460,867	125,460,867	131,954,018	125,460,867

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 1,796,649	$ 1,762,171
Accounts receivable, net	162,450	191,296
Investment tax credits receivable	150,769	259,720
Other tax credits	60,358	40,724
Prepaid expenses	5,101	25,198
Total Current Assets	2,175,327	2,279,109
Investments	302,872	300,557
Long term deposits	9,722	9,722
Intangible assets	27,640	35,031
Property and equipment, net	28,659	33,871
Total Assets	2,544,220	2,658,290
Current liabilities
Accounts payable	17,483	23,790
Accrued liabilities	61,806	53,386
Deferred revenue	217,425	171,414
Total current liabiliities	296,714	248,590
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2012 and March 31, 2012.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2012 and March 31, 2012.
Common shares, no par value, Unlimited authorized shares; 125,460,867 shares issued and outstanding as at December 31, 2012 and 125,460,867 shares as at March 31, 2012.	19,262,796	19,262,796
Additional paid-in capital	2,901,618	2,825,571
Accumulated deficit	(20,563,530)	(20,112,481)
Accumulated other comprehensive income	646,622	433,814
Total shareholders' equity	2,247,506	2,409,700
Total liability and equity	$ 2,544,220	$ 2,658,290

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	125,460,867	125,460,867
Common shares outstanding	125,460,867	125,460,867

Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ (63,905)	$ 287,929
Items not involving cash:
Depreciation of property and equipment	8,956	11,299
Amortization of intangible assets	7,510	11,730
Stock-based compensation		25,370
Changes in operating working capital:
Decrease (increase) in accounts receivable	28,846	(175,144)
Decrease (increase) in investment tax credits	89,192	143,082
Decrease (increase) in prepaid expenses	29,819	25,081
Increase (decrease) in accounts payable	(6,307)	(10,263)
Increase (decrease) in accrued liabilities	8,420	(37,212)
Increase (decrease) in deferred revenue	46,011	(8,744)
Cash flows provided by operating activities	224,589	273,128
INVESTING ACTIVITIES
Purchase of property and equipment	(3,744)	(10,169)
Purchase of investment		(191,628)
Cash flows used in investing activities	(3,744)	(201,797)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(176,645)	(199,119)
Increase in cash and cash equivalents	34,478	(127,788)
Cash and cash equivalents, beginning of period	1,762,171	1,770,990
Cash and cash equivalents, end of period	$ 1,796,649	$ 1,643,202

Basis of Presentation	3 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

1 - BASIS OF PRESENTATION

The accompanying unaudited selected financial data of ZIM Corporation (“ZIM” or the “Company”) and its subsidiaries have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated balance sheet as of March 31, 2012 has been derived from our audited consolidated financial statements for the year ended March 31, 2012. These selected financial data should be read in conjunction with the financial statements and notes thereto included in the latest annual report on Form 20-F. These data have been prepared on the same basis as the audited consolidated financial statements for the year ended March 31, 2012 and, in the opinion of management, include all adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows of the Company. Unless otherwise stated in this Form 6-K the information contained herein has not been audited or reviewed by an independent auditor. The results of operations for the three month and nine month periods ended December 31, 2012 are not necessarily indicative of the results to be expected for the full year.

Equity Investment	3 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

2 – EQUITY INVESTMENT

On June 29th, 2011 ZIM Corporation made an equity investment in Connecting People For Health Co-operative Ltd.

Connecting People for Health Co-operative Ltd. (CP4H) is owned by a large and varied base of co-operatives and Credit Unions that span Atlantic Canada. CP4H has created HealthConnex as a healthcare service for its members. CP4H has been promoting and working toward a more user-driven health care system since it was founded in 2006 by the co-op and credit union sector.

HealthConnex is a health portal providing tools for patients to drive positive change in the health care system, from the patient up. The HealthConnex internet portal provides convenient services and a pay engine that allow patients to connect with their health care team in new and innovative ways. In addition, HealthConnex purchased Benneworth Advanced Systems and the Medical Office Manager product (MOM) which was developed using ZIM's core database technology and language.

ZIM's investment in CP4H is strategic in nature as it provides the company with indirect access to the 1800 medical professionals using MOM and future product opportunities.

The equity interest in CP4H by ZIM is less than 10% and ZIM has no significant influence, as defined in ASC 323-10-15-6, over the corporate decisions of CP4H at this time. Based on these facts and the guidance provided by ASC 325-20 the investment has been accounted for using the cost method.